Class A Ordinary Shares Subject to Possible Redemption (Details) - Class A ordinary shares [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Class A Ordinary Shares Subject to Possible Redemption [Line Items]
Shares authorized	100,000,000	100,000,000
Par value per share (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Number of vote	one	one
Shares outstanding	25,335,163	57,500,000	57,500,000